Business Combination - Acquisition of Ad Network Assets of Travora Media (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Feb. 06, 2013
Details
Total consideration, purchase price		$ 5,782,828
Obligations assumed		4,000,000
Contingent Earnout Liability	980,000
Gain on Contingent Liability	$ 393,367